FINANCIAL RISK MANAGEMENT (Details 2) - Foreign Exchange Rate Risk [Member] - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation (depreciation) of R$ /GBP	[1]	(10.00%)	(10.00%)
Positions effect on equity		$ 80,500	$ 11,920
Effect on Other comprehensive income recognized in Total equity		$ (386,620)	$ 351,040
Top of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation (depreciation) of R$ /GBP	[1]	10.00%	10.00%
Positions effect on equity		$ (80,500)	$ (11,920)
Effect on Other comprehensive income recognized in Total equity		$ (316,330)	$ (287,220)
Foreign Forward Instrument [Member] | Bottom of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation (depreciation) of R$ /GBP	[2]	(10.00%)	(10.00%)
Positions effect on equity		$ (10,700)	$ (1,020)
Foreign Forward Instrument [Member] | Top of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation (depreciation) of R$ /GBP	[2]	10.00%	10.00%
Positions effect on equity		$ 9,700	$ 3,440

[1]	Appreciation (depreciation) of US$ regard to the covered currencies.
[2]	Both currencies (BRL and GBP) only apply period to the closing of 2016.